UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2018 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.9%
Australia 4.7%
BGP Holdings PLC (a)	11,394,022	51,064
Dexus	327,751	2,501,820
Goodman Group	665,368	4,982,758
GPT Group	2,248,821	8,469,169
Mirvac Group	3,394,143	5,912,829
Scentre Group	3,361,688	9,647,084
(Cost $27,687,823)		31,564,724
Belgium 0.1%
VGP NV (Cost $585,690)	8,788	714,232
Canada 2.8%
Canadian Apartment Properties REIT (b)	213,747	7,891,917
Dream Office Real Estate Investment Trust	226,463	4,241,195
Granite Real Estate Investment Trust	165,502	7,107,495
(Cost $15,586,063)		19,240,607
France 3.9%
Gecina SA	66,490	11,101,108
Unibail-Rodamco-Westfield (Unit)*	75,685	15,221,552
(Cost $24,961,330)		26,322,660
Germany 4.9%
Alstria Office REIT-AG	182,864	2,713,377
Deutsche Wohnen SE	173,719	8,334,101
TLG Immobilien AG	136,146	3,553,467
Vonovia SE	383,079	18,716,092
(Cost $23,562,898)		33,317,037
Hong Kong 7.8%
CK Asset Holdings Ltd.	1,769,000	13,275,946
Hongkong Land Holdings Ltd. (c)	1,110,200	7,349,524
Hongkong Land Holdings Ltd. (c)	88,300	584,104
Link REIT	1,300,244	12,797,563
New World Development Co., Ltd.	2,437,892	3,325,948
Sino Land Co., Ltd.	3,406,000	5,838,845
Sun Hung Kai Properties Ltd.	301,000	4,383,299
Wharf Real Estate Investment Co., Ltd.	784,000	5,057,515
(Cost $49,175,382)		52,612,744
Ireland 0.7%
Green REIT PLC	1,456,755	2,567,494
Hibernia REIT PLC (c)	352,000	580,340
Hibernia REIT PLC (c)	937,573	1,546,263
(Cost $3,897,744)		4,694,097
Japan 11.0%
Daibiru Corp.	136,300	1,437,136
Frontier Real Estate Investment Corp.	830	3,232,485
Global One Real Estate Investment Corp.	8,444	8,687,763
GLP J-Reit	4,455	4,332,666
Japan Logistics Fund, Inc.	2,182	4,292,176
Japan Real Estate Investment Corp.	823	4,317,092
Mitsubishi Estate Co., Ltd.	1,093,400	18,592,227
Mitsui Fudosan Co., Ltd.	392,800	9,296,244
Mori Hills REIT Investment Corp.	1,790	2,274,916
Mori Trust Sogo Reit, Inc.	1,248	1,779,405
NTT Urban Development Corp.	444,900	5,098,220
Premier Investment Corp.	8,796	9,243,464
XYMAX REIT Investment Corp.	1,762	1,777,198
(Cost $67,820,352)		74,360,992
Netherlands 0.1%
InterXion Holding NV* (Cost $524,067)	7,794	524,536
Singapore 2.3%
CapitaLand Commercial Trust	2,814,900	3,665,207
Mapletree Logistics Trust	6,172,200	5,553,422
Suntec Real Estate Investment Trust	2,562,200	3,617,312
UOL Group Ltd.	478,900	2,413,680
(Cost $14,930,863)		15,249,621
Spain 0.8%
Merlin Properties Socimi SA (Cost $4,317,071)	386,244	5,240,124
Sweden 1.7%
Castellum AB	337,283	6,037,955
Fabege AB	199,250	2,760,723
Hufvudstaden AB "A"	167,933	2,554,689
(Cost $7,888,864)		11,353,367
Switzerland 0.6%
PSP Swiss Property AG (Registered) (Cost $3,897,802)	44,836	4,342,431
United Kingdom 5.1%
Assura PLC	2,622,806	1,849,444
British Land Co. PLC	796,184	6,400,820
Derwent London PLC	89,200	3,321,643
Grainger PLC	816,923	3,194,333
Great Portland Estates PLC	408,064	3,558,747
Segro PLC	798,799	6,640,486
The PRS REIT PLC	1,818,309	2,429,234
Tritax EuroBox PLC 144A*	899,582	1,234,072
UNITE Group PLC	210,539	2,450,540
Urban & Civic PLC	625,000	2,476,461
Warehouse Reit PLC	463,634	590,402
(Cost $31,148,273)		34,146,182
United States 52.4%
Acadia Realty Trust (REIT)	164,626	4,614,467
Agree Realty Corp. (REIT)	101,765	5,405,757
Alexandria Real Estate Equities, Inc. (REIT)	112,613	14,165,589
Americold Realty Trust (REIT)	212,162	5,308,293
Boston Properties, Inc. (REIT)	92,722	11,413,151
Brixmor Property Group, Inc. (REIT)	265,942	4,656,644
Camden Property Trust (REIT)	136,173	12,741,708
Columbia Property Trust, Inc. (REIT)	192,187	4,543,301
CoreSite Realty Corp. (REIT)	60,531	6,727,415
Cousins Properties, Inc. (REIT)	571,886	5,084,067
CubeSmart (REIT)	375,353	10,708,821
CyrusOne, Inc. (REIT)	40,203	2,548,870
Douglas Emmett, Inc. (REIT)	287,188	10,832,731
Equinix, Inc. (REIT)	9,371	4,056,612
Equity LifeStyle Properties, Inc. (REIT)	140,390	13,540,616
Equity Residential (REIT)	321,779	21,321,077
Essential Properties Realty Trust, Inc. (REIT)	174,383	2,474,495
Extended Stay America, Inc. (Units)	58,276	1,178,924
Extra Space Storage, Inc. (REIT)	123,399	10,691,289
Host Hotels & Resorts, Inc. (REIT)	467,181	9,857,519
Invitation Homes, Inc. (REIT)	188,306	4,314,090
JBG SMITH Properties (REIT)	46,769	1,722,502
Mid-America Apartment Communities, Inc. (REIT)	142,243	14,249,904
National Retail Properties, Inc. (REIT)	22,603	1,013,066
Omega Healthcare Investors, Inc. (REIT)	222,921	7,305,121
Physicians Realty Trust (REIT)	349,691	5,895,790
Prologis, Inc. (REIT)	438,592	29,732,152
Realty Income Corp. (REIT)	221,707	12,612,911
Regency Centers Corp. (REIT)	153,665	9,937,516
Retail Properties of America, Inc. "A" (REIT)	269,512	3,285,351
Rexford Industrial Realty, Inc. (REIT)	249,043	7,959,414
Ryman Hospitality Properties, Inc. (REIT)	115,817	9,979,951
Simon Property Group, Inc. (REIT)	171,334	30,283,285
STORE Capital Corp. (REIT)	259,823	7,220,481
Sunstone Hotel Investors, Inc. (REIT)	392,006	6,413,218
The Macerich Co. (REIT)	56,913	3,146,720
Ventas, Inc. (REIT)	228,039	12,400,761
VICI Properties, Inc. (REIT)	301,046	6,508,615
Welltower, Inc. (REIT)	277,888	17,873,756
(Cost $307,624,768)		353,725,950
Total Common Stocks (Cost $583,608,990)		667,409,304
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (d) (e) (Cost $2,259,950)	2,259,950	2,259,950
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.03% (d) (Cost $3,674,265)	3,674,265	3,674,265
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $589,543,205)	99.8	673,343,519
Other Assets and Liabilities, Net	0.2	1,444,540
Net Assets	100.0	674,788,059

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (d) (e)
20,969,091	—	18,709,141 (f)	—	—	73,043	—	2,259,950	2,259,950
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.03% (d)
3,518,470	226,678,597	226,522,802	—	—	53,149	—	3,674,265	3,674,265
24,487,561	226,678,597	245,231,943	—	—	126,192	—	5,934,215	5,934,215

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $2,167,308, which is 0.3% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2018 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	202,740,406	30.4%
Office	91,854,938	13.8%
Apartments	88,653,820	13.3%
Shopping Centers	60,160,177	9.0%
Industrial	52,230,509	7.8%
Health Care	45,324,872	6.8%
Regional Malls	33,430,005	5.0%
Storage	31,041,069	4.6%
Hotels	27,429,612	4.1%
Specialty Services	26,252,215	3.9%
Real Estate Investment Trust	4,056,612	0.6%
Real Estate Management & Development	2,476,460	0.4%
Logistics	1,234,073	0.2%
Software	524,536	0.1%
Total	667,409,304	100.0%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$31,513,660	$—	$51,064	$31,564,724
Belgium	714,232	—	—	714,232
Canada	19,240,607	—	—	19,240,607
France	26,322,660	—	—	26,322,660
Germany	33,317,037	—	—	33,317,037
Hong Kong	52,612,744	—	—	52,612,744
Ireland	4,694,097	—	—	4,694,097
Japan	74,360,992	—	—	74,360,992
Netherlands	524,536	—	—	524,536
Singapore	15,249,621	—	—	15,249,621
Spain	5,240,124	—	—	5,240,124
Sweden	11,353,367	—	—	11,353,367
Switzerland	4,342,431	—	—	4,342,431
United Kingdom	34,146,182	—	—	34,146,182
United States	353,725,950	—	—	353,725,950
Short-Term Investments (g)	5,934,215	—	—	5,934,215
Total	$673,292,455	$—	$51,064	$673,343,519

(g) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018